Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
Acquisition – Solis Investimentos in Brazil
On November 26, 2025, the Group entered into an agreement to acquire a 51% controlling interest in Solis Investimentos Ltda., a Brazilian investment manager specializing in structuring and management of Collateralized Loan Obligations ("CLOs").
On January 2, 2026, the Group completed the execution of the agreement and entered into a business combination with Solis Investimentos, for a total consideration of R$220.7 million (US$40.1 million). During the first quarter of 2026, the Group paid 76% of the total consideration, with the remaining balance payable in 2027.
Acquisition – RBR Gestão de Recursos in Brazil
On December 11, 2025, the Group entered into a definite agreement to acquire 100% interest in RBR Gestão de Recursos Ltda. ("RBR"), a Brazilian investment manager overseeing twelve funds, eleven of which are listed Real Estate Investment Trusts (“REITs”) primarily focused on credit and multi-asset strategies. The acquisition solidifies our position as one of the leading manager of listed REITs in Brazil, while further enhancing our scale in strategically critical credit and multi-asset strategies.
On February 2, 2026, the Group completed the execution of the agreement and entered into a business combination with RBR for a total consideration of R$478.9 million (US$86.7 million). As of the date of the issuance of these financial statements, the Group had paid 26% of the total consideration, with the remaining balance payable between the second half of 2026 and 2029.
Acquisition – WP Global Partners in the United States of America
On February 2, 2026, the Group entered into an agreement to acquire 100% interest in WP Global Partners LLC, a US based private equity solutions manager focused on the lower-middle market. The acquisition aims to strengthen the Group's local presence and investment capacity in North America and supports increasing global investor demand for middle-market private equity exposure.
On April 1, 2026, the Group completed the execution of the agreement and entered into a business combination with WP Partners, for a total consideration of US$30.0 million plus earn out conditioned to certain revenues increase thresholds up to US$50 million. The Group settled a total US$15.0 million of the consideration during April 2026 with the remainder of the cash consideration to be settled between 2027 and 2029.
Acquisitions - Solis, RBR and WP
On the date these consolidated financial statements were authorized for issue, the Group has not yet completed the purchase price allocations related to the acquisitions above due to it short period of time. Management expects that the considerations paid will be substantially allocated to contractual rights, non-contractual customer relationships and goodwill. Upon completion of the initial accounting for the business combinations, the disclosures will be supplemented with the following:
•acquisition-date fair value of each major class of assets acquired and liabilities assumed;
•the acquisition-date fair value of each major class of consideration transferred, including any contingent consideration:
•the fair value of any goodwill recognized including related tax implications; and
•the fair value of any contingent liabilities assumed.
Consideration payable from acquisitions
The Group settled the following consideration payable from acquisitions post year-end up until the date of issuance of these consolidated financial statements:
•On January 20, 2026, the Group issued 1,074,339 Class A common shares of the Company (approximately US$15.9 million) to the previous owners of VBI as settlement of the call option equity consideration payable – refer to note 21.b (a)(v). Additionally, on January 29, 2026, the Group paid US$2.8 million in cash as settlement of the cash consideration payable for the call option exercised.
•On January 29, 2026, the Group paid US$5.1 million in cash settling the contingent consideration payable for the acquisition in Nexus - refer to note 21.b(b)(iv).
•On January 29, 2026, the Group paid US$5.1 million in cash settling the current portion of the consideration payable for the fund management rights acquisition in Genial - refer to note 21.b(a)(i).
•On February 28, 2026, the Group settled the amount payable to GPMS key management for commission agreements in place issuing 65,905 Class A common shares of the Company (US$1.0 million net of taxes) and paid US$6.0 million in cash - refer to note 21.b(c)(ii).
•Between February 28, 2026, and March 5, 2026, the Group paid US$1.3 million in cash settling the current portion of Igah consideration payable for the additional interest acquired in Igah IV - refer to note 21.b(a)(iii).
•On April 7, 2026, the Group paid US$2.2 million in cash settling the current portion of BlueMacaw contingent consideration - refer to note 21.b(b)(iii).
•On April 24, 2026, the Group paid US$29.5 million in cash settling the consideration payable for the carve-out acquisition in Aberdeen - refer to note 21.b(a)(iv).
Bonus share payable
During February 2026, the Group issued 747,898 Class A common shares of the Company (approximately US$11.3 million net of taxes) settling of the bonus share plan for December 31, 2025 (refer to note 29(d)).
Dividends
A cash dividend of US$0.15 per share for the quarter ended December 31, 2025, was declared by the Board to record holders of common stock at the close of business on February 20, 2026. The dividends of US$24.1 million in aggregate were paid on March 12, 2026.